Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Goodwill [Abstract]
Schedule of goodwil	The following table provides a roll forward of goodwill:
	September 28, 2024	December 30, 2023
Beginning balance, gross	$19,891	$19,891
Acquisition	—	—
Currency translation adjustment	—	—
Ending balance, net	$19,891	$19,891
The following table provides a roll forward of goodwill:
	December 30, 2023	December 31, 2022
Beginning balance, gross	$19,891	$31,478
Acquisition	—	7,808
Accumulated disposition	—	(1,577)
Accumulated impairment losses	—	(16,073)
Currency translation adjustment	—	(1,745)
Ending balance, net	$19,891	$19,891

Schedule of Goodwill by Reportable Segment	Goodwill by reportable segment is as follows:
	December 30, 2023	December 31, 2022
Professional Staffing – US	$14,031	$14,031
Commercial Staffing – US	5,860	5,860
Ending balance, net	$19,891	$19,891

Schedule of Reportable Segment	Goodwill by reportable segment is as follows:
	September 28, 2024	December 30, 2023
Professional Staffing – US	$14,031	$14,031
Commercial Staffing – US	5,860	5,860
Ending balance, net	$19,891	$19,891